Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Subtotal	$ 34,137,332	$ 30,981,707
Construction in progress ("CIP")	11,281,422	7,045,919
Less: accumulated depreciation	(5,585,474)	(3,867,296)
Property and equipment, net	39,833,280	34,160,330
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	28,336,864	26,548,526
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,041,418	3,020,150
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	925,945	667,639
Office and electric equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 833,105	$ 745,392